Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Unaudited Interim Financial Statements	Unaudited Interim Financial Statements

The accompanying unaudited interim condensed financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) for interim financial information. Accordingly, they do not include all the information and footnotes required by GAAP for complete financial statements. In management’s opinion, the unaudited interim financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments necessary for the fair presentation of the Company’s financial position as of June 30, 2024, and the Company’s results of operations and cash flows for the six months ended June 30, 2024, and 2023. For further information, reference is made to the financial statements and footnotes thereto included in the Company’s Annual Report on Form 20-F for the year ended December 31, 2023.

The results of operations for the six months ended June 30, 2024, are not necessarily indicative of the results that may be expected for the year ending December 31, 2024.

Significant Accounting Policies	Significant Accounting Policies

The significant accounting policies followed in the preparation of these unaudited interim condensed financial statements are identical to those applied in the preparation of the latest annual financial statements, other than:

Warrants liabilities

The Company evaluated the warrants in accordance with ASC 815 “Derivatives and Hedging - Contracts in Entity’s Own Equity” (“ASC 815”) and concluded that a provision in the warrant agreement related to certain tender or exchange offers precludes the warrants from being accounted for as components of equity. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent period end date while the warrants are outstanding. As the warrants meet the definition of a derivative as contemplated in ASC 815, the warrants are recorded as derivative liabilities on the balance sheet and measured at fair value at inception and at each reporting date thereafter in accordance with ASC 820 “Fair Value Measurement” (“ASC 820”), with changes in fair value recognized in the condensed statements of comprehensive loss in the period of change.

Fair Value of Financial Instruments

ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”), defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact. The Company also considers assumptions that market participants would use when pricing the asset or liability, such as, inherent risk, transfer restrictions and risk of nonperformance. Hierarchical levels are directly related to the amount of subjectivity with the inputs to the valuation of these assets or liabilities as follows:

Level 1 - Observable inputs such as unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date;

Level 2 - Inputs (other than quoted prices included in Level 1) are either directly or indirectly observable inputs for similar assets or liabilities. These include quoted prices for identical or similar assets or liabilities in active markets and quoted prices for identical or similar assets of liabilities in markets that are not active;

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The carrying values of cash and cash equivalents, restricted cash, accounts receivable, trade accounts payable, accrued expenses and employees and related expenses recorded in other accounts payable, approximate their fair value due to the short-term maturity of these instruments.

The Company’s warrants liability was classified within Level 3 of the fair value hierarchy because of the volatility input incorporated in the Company’s Black-Scholes model at inception and on subsequent valuation dates involves unobservable inputs. The warrant liability was classified to equity on June 29, 2024. As of June 30, 2024, no liabilities were classified within level 3 of the fair value hierarchy.

Use of estimates	Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the financial statements and accompanying notes. Management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. Actual results could differ from those estimates.